Offerings - Offering: 1	Oct. 03, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	5,041,598
Proposed Maximum Offering Price per Unit | $ / shares	4.36
Maximum Aggregate Offering Price	$ 21,981,367.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,035.63
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.Represents (i) Ordinary Shares to be issued to New Circle Principal Investments LLC (“New Circle”) as a commitment fee pursuant to the Share Purchase Agreement, dated September 23, 2025, by and between the registrant and New Circle (the “Purchase Agreement”) and (ii) Ordinary Shares the registrant may elect, in its sole discretion, to issue and sell to New Circle from time to time under the Purchase Agreement.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high ($4.65) and low ($4.07) prices of the Ordinary Shares on New York Stock Exchange American on October 3, 2025, a date within five business days prior to the filing of this registration statement.